Investment Objectives and Goals - (Allspring Managed Account CoreBuilder® Shares - Series SP) - (Allspring CoreBuilder Shares - Series SP)	Sep. 30, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income consistent with capital preservation.